UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                          May 31, 2007 to July 16, 2007


Commission File Number of issuing entity: 333-139891-02


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-E
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-139891


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       35-2302892, 32-0208042, 30-0428859
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A             [   ]           [   ]           [ x ]
     C             [   ]           [   ]           [ x ]
     EP            [   ]           [   ]           [ x ]
     R1            [   ]           [   ]           [ x ]
     R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On July 16, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2007-E, Revolving Home Equity Loan Asset Backed Notes, Series 2007-E.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

        None.

Item 3. Sales of Securities and Use of Proceeds.

        On May 31, 2007, the following classes of certificates in the following denominations were sold by the registrant to affiliates of the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933:

                Class           Initial Notional Amount
                Class C         $900,000,000

                Class           Initial Benificial Interest
                Class R-1       100%

                Class           Initial Benificial Interest
                Class R-2       100%

                Class           Initial Benificial Interest
                Class E-P       100%

        The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        None.

Item 7. Significant Enhancement Provider Information.

        None.

Item 8. Other Information.

        None.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Statement to Noteholders on July 16, 2007 is filed as Exhibit
        99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2007-E (Issuing Entity)


Date:  July 23, 2007        Countrywide Home Loans, Inc.
                           (Master Servicer)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                    Title: Vice President

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1           Monthly Statement to Noteholders


                                  EXHIBIT 99.1
              CWHEQ Revolving Home Equity Loan Trust, Series 2007-E
                                  July 16, 2007


                               Table of Contents
                                                                           Page
Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Report   ......................................................  8
Trend Report Delinquency Percentage   .....................................  8
Bankruptcy Group Report   .................................................  9
Foreclosure Group Report   ................................................  9
REO Group Report   ........................................................  9
BK FC REO Historical Trend Report   .......................................  9
Credit Enhancer and Trigger Information   ................................. 13


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Sean T McCullough
                      Bank of New York - Structured Finance
                              601 Travis, Floor 16
                              Houston, Texas 77002
                    Tel: (713) 483-6593 / Fax: (713) 483-6627
                      Email: sean.t.mccullough@bankofny.com


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-E
                                  July 16, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A          900,000,000.00    900,000,000.00  27,790,477.98   6,302,767.05      34,093,245.03     0.00      0.00       872,209,522.02
R1                   0.00              0.00           0.00           0.00               0.00     0.00      0.00                 0.00
R2                 100.00            100.00         100.00           0.00             100.00     0.00      0.00                 0.00
EP                   0.00              0.00           0.00           0.00               0.00     0.00      0.00                 0.00
TOTALS     900,000,100.00    900,000,100.00  27,790,577.98   6,302,767.05      34,093,345.03     0.00      0.00       872,209,522.02
-----------------------------------------------------------------------------------------------------------------------------------
C          900,000,000.00    900,000,000.00           0.00           1.95               1.95     0.00      0.00       872,209,522.02
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
   A     12670TAA8          1,000.00000000       30.87830887    7.00307450      37.88138337       969.12169113      5.480667%
   R2    12670TAE0          1,000.00000000    1,000.00000000    0.00000000   1,000.00000000         0.00000000      0.000000%
 TOTALS                     1,000.00000000       30.87841655    7.00307372      37.88149027       969.12158345
-----------------------------------------------------------------------------------------------------------------------------------
   C     12670TAB6          1,000.00000000        0.00000000    0.00000217       0.00000217       969.12169113      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

              CWHEQ Revolving Home Equity Loan Trust, Series 2007-E
                                  July 16, 2007
General Information:
Record Date                                                                                                      07/13/2007
LIBOR Determination Date                                                                                         05/28/2007
Payment Date                                                                                                     07/16/2007
Determination Date                                                                                               07/11/2007
Interest Period
Beginning                                                                                                        05/31/2007
Ending                                                                                                           07/15/2007
Number of Days in Interest Period                                                                                        46
Collection Period
Beginning                                                                                                        05/23/2007
Ending                                                                                                           06/30/2007

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                      0.00

Deposits
Collections on Mortgage Loans
Interest payments on Morgtage Loans                                                                            6,005,715.30
Principal payments on Mortgage Loans                                                                          37,787,228.08
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                              274,250.23
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                        0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                              186,917.04
Transfer Deposit Amount                                                                                                0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                  0.00
Insurance Proceeds                                                                                                     0.00
Deposits by Master Servicer for losses on Eligible Investments                                                         0.00
Investment income on Eligible Investments                                                                              0.00
Servicer Advances                                                                                                      0.00
Termination purchase price (for 10% clean-up call)                                                                     0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                      649,868.45
Others                                                                                                           591,464.27
Total Deposits                                                                                                45,495,443.37

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                             0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                      0.00
Amount withdrawn to purchase Additional Balances                                                                       0.00
Amount transferred to Payment Account                                                                         56,536,827.52
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                   74,811.07
Total Withdrawals                                                                                             56,611,638.59

Losses on Eligible Investments                                                                                         0.00
Ending Balance                                                                                                         0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                      0.00

Deposits
Deposit from Collection Account                                                                               56,536,827.52
Deposits by Master Servicer for losses on Eligible Investments                                                         0.00
Investment income on Eligible Investments                                                                              0.00
Cash Released from Additional Loan Account (First Payment Date)                                               35,675,759.00
Deposit from Master Servicer to account for non-fully indexed Morgage Loans
(first two Payment Dates only)                                                                                         0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                          579,197.26
Total Deposits                                                                                                92,791,783.78

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                      0.00
Payment pursuant to Section 8.03 of the Indenture                                                             92,791,783.78
Total Withdrawals                                                                                             92,791,783.78

Losses on Eligible Investments                                                                                         0.00
Ending Balance                                                                                                         0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                      0.00
Amount deposited from amounts paid under the Policy                                                                    0.00
Amount transferred to Payment Account                                                                                  0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                     0.00


Cash Released from Principal Reserve Fund                                                                            100.00


DISTRIBUTIONS

Amounts to be Distributed                                                                                     57,116,068.90
Group 1

Investor Interest Collections                                                                                  6,498,266.67
Principal Collections                                                                                         27,790,477.69
Subordinated Transferor Collections                                                                                    0.00
Credit Enhancement Draw Amount                                                                                         0.00
Net Draws Principal Payment                                                                                   22,248,127.28

Transaction Party Fees and Expenses
Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                        360,135.10
Servicing Fees owing to the Master Servicer for prior collection Periods                                               0.00
Servicing Fees paid to the Master Servicer                                                                       360,135.10

Liquidation Expenses and indemnification of payments related to the Class A Note owing to the Master Servicer          0.00
Liquidation Expenses and indemnification of payments related to the Class A Note paid to the Master Servicer           0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                  0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                   0.00

Owner Trustee Fees owing to the Indenture Trustee                                                                      0.00
Owner Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                     0.00
Amount paid to the Loan Insurance Policy Provider                                                                      0.00

Premium amount owing to the Insurer                                                                              195,500.00
Premium amount paid to the Insurer                                                                               195,500.00

Credit Enhancement Draw Amounts related to the Class A Note                                                            0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class A Note                                                            0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class A
Note Interest owing to Class A Note prior to distributions                                                     6,302,767.05
Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                                        0.00
Unpaid Investor Interest Shortfall owing to Class A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                           0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                            0.00
Aggregate Investor Interest owing to Class A Note Prior to distributions                                       6,302,767.05
Aggregate Investor Interest paid to Class A Note                                                               6,302,767.05
Unpaid Investor Interest Shortfall for Class A Note after distributions                                                0.00
Unpaid Investor Interest Shortfall for Class A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                         0.00

Basis Risk Carryforward owing to the Class A Note prior to distributions                                               0.00
Basis Risk Carryforward paid to the Class A Note                                                                       0.00
Basis Risk Carryforward for the Class A Note remaining after distributions                                             0.00

Income realized from investment of Funds
Basis Risk Carryforward Reserve Fund paid to Class C                                                                   1.95

Principal Payments
Class A

Investor Loss Amount owing to Class A Note prior to distributions                                                      0.00
Investor Loss Amount paid to Class A Note                                                                              0.00

Investor Loss Reduction Amount owing to Class A Note prior to distributions
Investor Loss Redution Amount paid to Class A Note                                                                     0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions                                          0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                         0.00

Accelerated Principal Payment Amount owing to Class A Note prior to distributions                                      0.00
Accelerated Principal Payment Amount paid to Class A Note                                                              0.00

Scheduled Principal Collections Payment Amount owing to Class A Note prior to distributions                   27,790,433.57
Scheduled Principal Collections Payment Amount paid to Class A Note                                           27,790,433.57

Transferor Principal Collections (paid to Transferor)                                                                  0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class A Note                                                                                       0.00
Unpaid Required Amount for Class A Note after making distributions above                                               0.00
Amount of Subordinated Transferor Collections                                                                          0.00
Remaining unpaid Required Amount for Class A Note after application of
Subordinated Transferor Collections                                                                                    0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note allocated
to the Allocated Transferor Interest                                                                                   0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note
allocated to the Available Transferor Subordinated Amount                                                              0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                      0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                      0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                   0.00
Required Transferor Subordinated Amount                                                                       22,500,000.00
Amount distributed to the Issuer from Interest Collections that are not Investor Interest Collections                  0.00
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class A Note                                                                                  0.00
Investor Floating Allocation Percentage for Class A Note                                                            100.00%
Liquidation loss amounts for Morgage Loans                                                                             0.00
Investor Loss Amount for Class A Note                                                                                  0.00

      Delinguency Report
                                 Number       Principal              Percentage
                                of Loans       Balance

30 to 59 Days Delinquent             195         13,165,761.29          1.5095%
60 to 89 Days Delinquent               7            710,400.00          0.0814%
90 to 179 Days Delinquent              0                  0.00          0.0000%
180 to 269 Days Delinquent             0                  0.00          0.0000%
270 Plus Days Delinquent               0                  0.00          0.0000%
Total                                202         13,876,161.29          1.5909%

 Bankruptcy Group Report
       Group Number        Number of Loans      Principal Balance    Percentage
               1                         1              44,000.00         0.01%
          Total                          1              44,000.00         0.01%

 Foreclosure Group Report
       Group Number         Number of Loans      Principal Balance   Percentage
               1                          0                   0.00        0.00%
          Total                           0                   0.00        0.00%

 REO Group Report
   Group Number    Number of Loans  Principal Balance        Percentage
            1                    0               0.00             0.00%
       Total                     0               0.00             0.00%

Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                  0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                  0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                      0
Asset Balance                                                                                                           0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                     0
Balance                                                                                                                 0.00



Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                186,917.04
Mortgage Loans repurchased by Sponsor for Modifications                                                           274,250.23

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                  864,324,240.71
Prefunding Amt                                                                                                 35,675,714.88
Ending Loan Group Balance                                                                                     872,209,522.02
Change in Loan Group Balance                                                                                   -7,885,281.31
Principal Collections                                                                                          50,038,560.85
Liquidation Loss Amount                                                                                                 0.00
Liquidation Recovery Amount                                                                                             0.00
Cumulative Liquidation Loss Amount                                                                                      0.00
Additional Balances during Collection Period                                                                   22,248,127.28
Balance Check                                                                                                           0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                               0.00

Interest payments on Morgage Loans                                                                              6,279,204.51
Net Liquidation Proceeds (Allocable to Interest)                                                                        0.00
Insurance Proceeds (Allocable to Interest)                                                                              0.00
Servicer Advance (Allocable to Interest)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                              0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                          0.00
Residual Advance                                                                                                        0.00
Total Interest                                                                                                  6,858,401.77
Servicing Fee                                                                                                     360,135.10
Investor Interest Collections                                                                                   6,498,266.67

Beginning Loan Group Balance                                                                                  864,324,240.71
Principal payments on Morgage Loans                                                                            50,038,560.85
Net Liquidation Proceeds (Allocable to Principal)                                                                       0.00
Insurance Proceeds (Allocable to Principal)                                                                             0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                             0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                         0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                           0.00
Transfer Deposit Amount                                                                                                 0.00
Total Principal                                                                                                50,038,560.85
Investor Principal Collections                                                                                 50,038,560.85
Additional Balances                                                                                            22,248,127.28
Ending Principal Balances                                                                                     872,209,522.02
Total Collections                                                                                              56,536,827.52
Scheduled Principal Payment                                                                                    27,790,433.57

Mortgage Loans Average Daily Balance                                                                          887,998,631.65
Number of Mortgage Loans at beginning of Collection Period                                                            29,613
Number of Mortgage Loans at end of Collection Period                                                                  29,748
Loan Group Balance at beginning of Collection Period                                                          864,324,240.71
Loan Group Balance at end of Collection Period                                                                872,209,522.02

Note Principal Balance of the Class A Note                                                                    872,209,522.02
Original Note Principal Balance of the Class A Note                                                           900,000,000.00
Class A Factor                                                                                                          0.97

Weighted average remaining term of Morgage Loans                                                                      294.16
Weighted Average Loan Rate                                                                                         9.907800%
Weighted Average Net Loan Rate                                                                                     9.237800%

Excess Interest                                                                                                         0.00

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                           0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                        0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                     0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                         0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                      0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                   0.00%

Loans with Credit Limit Modification - current                                                                    156,156.00
Loans with Credit Limit Modification - cumulative                                                                 156,156.00
Loans with Credit Limit Modification - % of Initial                                                                    0.02%

Loans with Gross Margin Modification - current                                                                     20,001.00
Loans with Gross Margin Modification - cumulative                                                                  20,001.00
Loans with Gross Margin Modification - % of Initial                                                                    0.00%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                          0.00
Guaranteed Principal Payment Amount                                                                                     0.29
Guaranteed Payment                                                                                              6,302,767.34
Has a Rapid Amortization Event occurred?                                                                                  NO
Cause of Rapid Amortization Event.                                                                                        NA
Has an Event of Servicing Termination occurred?                                                                           NO
Cause of Event of Servicing Termination.                                                                                  NA

TRIGGER INFORMATION
Stepdown Date:
Has a Stepdown Date occurred?                                                                                             NO

Trigger Events:
Has a Stepdown Delinquency Test occured                                                                                   NO
Distribution period > 1, NO at                                                                                             1
Rolling three Month Delinquency Rate > 4.25%?                                                                             NO
Rolling three Month Delinquency Rate                                                                                 0.0822%

Has a Stepdown Cumulative Loss Test occured                                                                               NO
Percentage of the Cumulative Losses > Required Loss Percentage?                                                           NO
Percentage of the Cumulative Losses                                                                                  0.0000%
Required Loss Percentage                                                                                             0.0000%

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.                                                                             N/A

Material breaches of pool asset representations or warranties or transaction covenants.                                  N/A

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable,
used to originate, acquire or select new pool assets.                                                                    N/A

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments
considered current or other practices on delinquency and loss experience (during the Funding Period).                    N/A

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information
will be required to the extent such information had note been provided previously.                                       N/A



Copyright 2007 Bank of New York & Co. All rights reserved.